                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03031

Morgan Stanley Tax-Free Daily Income Trust
                (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)                   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2003

Date of reporting period: June 30, 2003

Item 1. Report to Stockholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Tax-Free Daily Income Trust performed during the semiannual period. The portfolio management team will provide an overview of the market climate, and discuss some of the factors that helped or hindered performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments, as well as other information.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk. which is the possibility that the market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the six-month period ended June 30, 2003

Market Conditions

The tax-free money market presented two challenges to investors in the first six months of 2003. First, additional easing by the Federal Reserve Board took rates to 45-year lows across the yield curve, and lowered the federal funds rate target to a scant
1 percent. Municipalities moved to capitalize on these low rates by issuing a wave of debt, which substantially increased supply in the market. While municipal securities certainly participated in the bond market rally, they lagged more-liquid Treasury securities. As a result, the ratio of municipal to Treasury yields (an indication of the relative attractiveness of municipal bonds) reached a historically high level with one-year municipals exceeding 90 percent of comparable Treasuries during most of the second quarter.

The second challenge was the ongoing deterioration of credit quality among state and other tax-based municipal issuers. Surpluses accumulated during better times have been depleted in many cases. States in particular are facing a severe budget crisis that has called for painful measures including tax increases and service cuts. While many of the states have made strides in dealing with their difficulties, there are still significant problems. For example, New York State has passed both income and sales tax increases, and has instituted some spending cuts. Even with these compromises, however, the State faces further budget challenges in the coming year. California's government has been less impressive in its efforts – in spite of a $38 billion deficit, California's legislature had difficulties reaching an agreement on the budget, and the governor has been distracted by a potentially damaging recall effort. Like several other states, California attempted to bolster its finances by issuing bonds backed by anticipated revenue from tobacco settlements; these bonds have been undermined by ongoing litigation and falling tobacco sales that have called into question the ability of the tobacco companies to make payment.

Performance Analysis

As of June 30, 2003, Morgan Stanley Tax-Free Daily Income Trust had net assets of more than $541.9 million, and the average maturity of the Fund's portfolio was 38 days. For the seven-day period ended June 30, 2003, the Fund provided an effective annualized yield of 0.31 percent and a current annualized yield of 0.31 percent, while its 30-day average annualized yield was 0.37 percent. For the six-month period ended June 30, 2003, the Fund provided a total return of 0.23 percent and an annualized total return of 0.46 percent. Past performance is no guarantee of future results.

Our priority is to protect shareholders by emphasizing stability, quality and liquidity. In keeping with the Fund's long-term philosophy, we invested the portfolio conservatively during the period. With interest rates at multi-decade lows, the risk of rising interest rates became quite significant. This led us to take a very cautious approach toward the portfolio's interest-rate sensitivity by keeping the Fund's average maturity at the short end of its traditional range. Our purchases were focused on variable rate and short-to-moderate maturity commercial paper; we made relatively light commitments to longer fixed-rate obligations by the Fund's historical standard.

The Fund remained well diversified with holdings representing a broad group of localities and financing sectors. We avoided direct obligations from troubled municipal governments such as the State of California in favor of bonds backed by specific revenue streams. Because of the weakness of the economy, we analyzed bonds from financially troubled sectors such as airport and health-care bonds especially closely before purchasing. Many of the securities we purchased offered credit enhancements, which maintained the Fund's ongoing commitment to high credit quality.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

PORTFOLIO COMPOSITION
Variable Rate Municipal Obligations	71.96%
Commercial Paper	18.98
Municipal Notes	9.06

MATURITY SCHEDULE
1 – 30 Days	75.62%
31 – 60 Days	12.79
61 – 90 Days	2.68
91 – 120 Days	0.93
121+ Days	7.98

Subject to change daily. All percentages are as a percentage of total investments. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

1.	The Fund seeks to provide investors with stability of principal, liquidity and high daily income that is free from federal income taxes. The Fund's portfolio does not contain any derivative securities.

2.	The Fund invests primarily in high quality tax-exempt securities with short-term maturities such as municipal bonds, municipal notes and municipal commercial paper.

Annual Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 am to 8:00 pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments June 30, 2003 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		CURRENT RATE†	DEMAND DATE*	VALUE
	Short-Term Variable Rate Municipal Obligations (74.3%)
	California
$2,200	California Health Facilities Financing Authority, Adventist Health System/West 1998 Ser A (MBIA)	1.00%	07/01/03	$2,200,000
	Colorado
4,475	University of Colorado, Ser A	0.90	07/08/03	4,475,000
	District of Columbia
5,000	District of Columbia, George Washington University, Ser 1999 C (MBIA)	1.05	07/08/03	5,000,000
	Florida
16,750	Dade County Industrial Development Authority, Dolphins Stadium Ser 1985 A	1.00	07/08/03	16,750,000
4,500	Jacksonville Health Facilities Authority, Charity Obligated Group Ser 1997 C (MBIA)	0.95	07/08/03	4,500,000
10,000	Orlando Utilities Commission, Water & Electric Ser 2002 B	0.95	07/08/03	10,000,000
	Georgia
8,800	Atlanta, Water & Wastewater Ser 2001 B (FSA)	0.90	07/08/03	8,800,000
5,900	Burke County Development Authority, Oglethorpe Power Co Ser 1993 A (FGIC)	0.95	07/08/03	5,900,000
15,000	Private Colleges & Universities Authority, Emory University 2000 & 2001 Ser B	0.90	07/08/03	15,000,000
	Illinois
14,000	Chicago, Ser 2002 B (FGIC)	0.98	07/08/03	14,000,000
6,500	Chicago Metropolitan Water Reclamation District, 2002 Ser E	0.90	07/08/03	6,500,000
4,000	Illinois Development Finance Authority, Young Men's Christian Association of Metropolitan Chicago Ser 2001	0.98	07/01/03	4,000,000
9,700	Illinois Educational Facilities Authority, Northwestern University Ser 1988	1.05	07/08/03	9,700,000
12,500	Oak Forest, Homewood South Suburban Mayors & Managers Association Ser 1989	0.98	07/08/03	12,500,000
	Kentucky
5,500	Breckinridge County, Kentucky Association of Counties Leasing Trust 2002 Ser A	1.00	07/01/03	5,500,000
	Louisiana
3,900	New Orleans Aviation Board, Ser 1993 B (MBIA)	1.05	07/08/03	3,900,000
	Maryland
6,600	University of Maryland, Revolving Equipment Loan Ser 1996 B	0.90	07/08/03	6,600,000
	Massachusetts
10,000	Massachusetts, Refg 1998 Ser B	0.90	07/08/03	10,000,000

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments June 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		CURRENT RATE†	DEMAND DATE*	VALUE
	Massachusetts Health & Educational Facilities Authority,
$5,000	Bentley College Ser K	1.00%	07/08/03	$5,000,000
5,000	Harvard University Ser 1999 R	1.05	07/08/03	5,000,000
	Michigan
	Detroit, Sewage Disposal System
4,000	Second Lien Ser 2000 E (FGIC)	1.50	10/02/03	4,000,000
9,100	Senior Lien 2001 Ser C-1 (FSA)	0.90	07/08/03	9,100,000
10,000	Michigan, Grant Anticipation Notes Ser 2001 A (FSA)	0.90	07/08/03	10,000,000
11,000	Michigan Building Authority, 2002 Multi-Modal Ser II	0.90	07/08/03	11,000,000
11,365	Michigan Housing Development Authority, Rental Housing 2002 Ser C (MBIA)	0.90	07/08/03	11,365,000
4,470	Michigan State University, Ser 2000 A	1.00	07/08/03	4,470,000
	Minnesota
11,755	University of Minnesota Regents, Ser 1999 A & Ser 2001 A	1.10	07/08/03	11,755,000
	Mississippi
6,000	Perry County, Leaf River Forest Products Inc Ser 2002	0.90	07/08/03	6,000,000
	Missouri
5,000	Lee's Summit, Multifamily Housing Ser 2001 A	1.39	07/08/03	5,000,000
	Missouri Health & Educational Facilities Authority,
5,600	Cox Health System Ser 1997 (MBIA)	1.00	07/01/03	5,600,000
4,000	Washington University Ser 1996 D	1.00	07/01/03	4,000,000
2,000	Washington University Ser 2000 B	0.98	07/01/03	2,000,000
	Nevada
13,000	Clark County, Airport System Sub Lien Ser 2001 C (FGIC)	0.90	07/08/03	13,000,000
	New Jersey
8,000	New Jersey Turnpike Authority, Ser 1991 D (FGIC)	0.90	07/08/03	8,000,000
	New York
800	Long Island Power Authority, Electric Ser 7 Subser 7 B (MBIA)	0.95	07/08/03	800,000
2,500	Triborough Bridge & Tunnel Authority, Ser 2002 F	1.00	07/08/03	2,500,000
	North Carolina
	Mecklenburg County,
5,000	Public Improvement Ser C	0.95	07/08/03	5,000,000
3,795	Ser 2001 COPs	1.00	07/08/03	3,795,000
16,800	North Carolina Medical Care Commission, North Carolina Baptist Hospitals Ser 2000	0.97	07/08/03	16,800,000
	Ohio
5,000	Cleveland, Water 2002 Ser L (FGIC)	0.95	07/08/03	5,000,000
3,500	Columbus, Unlimited Tax Ser 1995-1	0.90	07/08/03	3,500,000

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments June 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		CURRENT RATE†	DEMAND DATE*	VALUE
	Oklahoma
$12,340	Oklahoma Water Resources Board, State Loan Program Ser 1994 A, 1995 & 1999	1.10%	09/02/03	$12,340,000
	Oregon
8,100	Oregon, Veterans Ser 73 G	1.00	07/08/03	8,100,000
	Pennsylvania
5,000	Pennsylvania Turnpike Commission, 2002 Ser A-2	0.95	07/08/03	5,000,000
	Tennessee
	Clarksville Public Building Authority,
3,500	Pooled Financing Ser 1995	1.00	07/08/03	3,500,000
10,000	Pooled Financing Ser 2001 & 2003	1.00	07/01/03	10,000,000
3,900	Jackson Energy Authority, Gas System Ser 2002 (FSA)	1.00	07/08/03	3,900,000
7,945	Montgomery County Public Building Authority, Pooled Financing Ser 1997 & 1999	1.00	07/08/03	7,945,000
	Texas
4,800	Harris County, Toll Road Unlimited Tax Sub Lien Ser 1994 B	1.10	07/08/03	4,800,000
4,200	Harris County Health Facilities Development Corporation, Methodist Hospital Ser 2002	0.95	07/01/03	4,200,000
4,700	Lower Neches Valley Authority, Chevron USA Inc Ser 1987	1.10	08/15/03	4,700,000
4,250	San Antonio, Water System Sub Lien Ser 2003 B (MBIA)	1.00	07/08/03	4,250,000
7,905	Texas Municipal Gas Corporation, Senior Lien Ser 1998 (FSA)	1.00	07/08/03	7,905,000
	Utah
	Intermountain Power Agency,
7,000	Power Supply 1985 Ser F (Ambac)	1.00	09/15/03	7,000,000
10,000	Power Supply 1985 Ser F	0.95	12/01/03	10,000,000
	Virginia
4,500	Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Ser 2003 B	0.90	07/08/03	4,500,000
	Washington
4,500	Washington, Ser VR-96 A	0.93	07/08/03	4,500,000
	Wyoming
2,100	Uinta County, Chevron USA Ser 1993	0.90	07/01/03	2,100,000
	Total Short-Term Variable Rate Municipal Obligations (Cost $402,750,000)			402,750,000

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments June 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	YIELD TO MATURITY ON DATE OF PURCHASE	VALUE
	Tax-Exempt Commercial Paper (19.6%)
	Alabama
$5,000	Montgomery Industrial Development Board, General Electric Co Ser 1990	0.95%	08/12/03	0.95%	$5,000,000
	Colorado
7,000	Regional Transportation District, Sub Lien Sales Tax Ser 2001 A	1.00	08/11/03	1.00	7,000,000
	Florida
6,000	Orlando Utilities Commission, Water & Electric BANs Ser 1999 A	0.95	08/08/03	0.95	6,000,000
	Indiana
4,200	Indiana State Office Building Commission, Hoosier Notes Ser A	0.95	09/10/03	0.95	4,200,000
	Maryland
12,000	Montgomery County, 2002 Ser BANs	0.95	07/29/03	0.95	12,000,000
	Massachusetts
	Massachusetts,
5,000	Ser B	0.85	07/24/03	0.85	5,000,000
5,000	Ser E	0.85	07/28/03	0.85	5,000,000
	Michigan
5,300	Michigan, Ser 2001 C	0.95	10/14/03	0.95	5,300,000
	Minnesota
	Rochester, Mayo Foundation/Mayo Medical Center
5,000	Ser 2001 D	1.00	07/29/03	1.00	5,000,000
9,600	Ser 1992 A	1.05	08/06/03	1.05	9,600,000
	Texas
8,750	Houston, Ser C	0.90	08/27/03	0.90	8,750,000
5,000	North Central Texas Health Facilities Development Corporation, Methodist Hospitals of Dallas Ser 1998 (Ambac)	1.05	08/14/03	1.05	5,000,000
	San Antonio,
10,000	Electric & Gas Ser 1995 A	1.05	07/23/03	1.05	10,000,000
13,400	Water System Ser 2001 A	1.05	07/09/03	1.05	13,400,000
5,000	Texas Public Finance Authority, Ser 2003	1.00	08/13/03	1.00	5,000,000
	Total Tax-Exempt Commercial Paper (Cost $106,250,000)				106,250,000
	Short-Term Municipal Notes and Bonds (9.4%)
	California
5,000	California School Cash Reserve Program Authority, 2003 Pool Ser A, dtd 07/03/03 (WI)	2.00	07/06/04	0.90	5,055,050

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments June 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	YIELD TO MATURITY ON DATE OF PURCHASE	VALUE
	Illinois
$5,000	Illinois, Revenue Anticipation Certificates Ser 2003, dtd 05/22/03	2.00%	04/15/04	0.96%	$5,040,627
	Indiana
5,000	Indiana Bond Bank, Advanced Funding Ser 2003 A, dtd 06/12/03	1.25	04/15/04	0.93	5,012,526
	Indianapolis Local Improvement Bond Bank,
6,450	Ser 2003 B Notes, dtd 01/14/03	2.00	07/08/03	1.13	6,451,068
5,000	Ser 2003 F Notes, dtd 06/26/03	1.25	01/08/04	0.88	5,009,599
	Kentucky
10,000	Kentucky Association of Counties Advance Revenue Program, Ser 2003A COPs TRANs, dtd 07/01/03 (WI)	2.00	06/30/04	0.90	10,108,700
	New York
5,000	New York State Thruway Authority, Ser 2003 A BANs, dtd 03/26/03	1.125	03/25/04	1.10	5,000,918
	Texas
5,000	Texas, Ser 2002 TRANs, dtd 08/29/02	2.75	08/29/03	1.39	5,010,838
	Wisconsin
4,000	Milwaukee, Ser 2002 B RANs, dtd 09/04/02	2.75	08/28/03	1.43	4,008,295
	Total Short-Term Municipal Notes and Bonds (Cost $50,697,621)				50,697,621
	Total Investments (Cost $559,697,621) (a) (b)			103.3%	559,697,621
	Liabilities in Excess of Other Assets			(3.3)	(17,749,125)
	Net Assets			100.0%	$541,948,496

COPs	Certificates of Participation.
BANs	Bond Anticipation Notes.
RANs	Revenue Anticipation Notes.
TRANs	Tax and Revenue Anticipation Notes.
WI	Security purchased on a when-issued basis.
†	Rate shown is the rate in effect at June 30, 2003.
*	Date on which the principal amount can be recovered through demand.
(a)	Securities have been designated as collateral in an amount equal to $15,163,750 in connection with the purchase of when-issued securities.
(b)	Cost is the same for federal income tax purposes.
Bond Insurance:
Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	MBIA Insurance Corporation.

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2003 (unaudited)

Assets:
Investments in securities, at value (cost $559,697,621)	$559,697,621
Cash	59,444
Interest receivable	940,976
Prepaid expenses and other assets	72,147
Total Assets	560,770,188
Liabilities:
Payable for:
Investments purchased	15,163,750
Shares of beneficial interest redeemed	3,297,045
Investment management fee	229,233
Distribution fee	46,443
Accrued expenses	85,221
Total Liabilities	18,821,692
Net Assets	$541,948,496
Composition of Net Assets:
Paid-in-capital	$541,918,265
Accumulated undistributed net investment income	31,955
Accumulated net realized loss	(1,724)
Net Assets	$541,948,496
Net Asset Value Per Share,
541,949,749 shares outstanding (unlimited shares authorized of $.01 par value)	$1.00

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Financial Statements continued

Statement of Operations

For the six months ended June 30, 2003 (unaudited)

Net Investment Income:
Interest Income	$3,193,298
Expenses
Investment management fee	1,379,858
Distribution fee	271,357
Transfer agent fees and expenses	143,495
Registration fees	27,139
Professional fees	25,663
Shareholder reports and notices	20,153
Custodian fees	15,183
Trustees' fees and expenses	11,107
Other	9,724
Total Expenses	1,903,679
Less: expense offset	(15,140)
Net Expenses	1,888,539
Net Investment Income	$1,304,759

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JUNE 30, 2003	FOR THE YEAR ENDED DECEMBER 31, 2002
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$1,304,759	$4,505,369
Dividends to shareholders from net investment income	(1,304,444)	(4,505,349)
Net increase (decrease) from transactions in shares of beneficial interest	1,721,440	(23,687,063)
Net Increase (Decrease)	1,721,755	(23,687,043)
Net Assets:
Beginning of period	540,226,741	563,913,784
End of Period
(Including accumulated undistributed net investment income of $31,955 and $31,640, respectively)	$541,948,496	$540,226,741

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Notes to Financial Statements June 30, 2003 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Tax-Free Daily Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal income tax, consistent with stability of principal and liquidity. The Fund was incorporated in Maryland on March 24, 1980, commenced operations on February 20, 1981 and reorganized as a Massachusetts business trust on April 30, 1987.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D.   Dividends and Distributions to Shareholders — The Fund records dividends and distributions to shareholders as of the close of each business day.

E.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.    Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

Morgan Stanley Tax-Free Daily Income Trust

Notes to Financial Statements June 30, 2003 (unaudited) continued

3.    Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended June 30, 2003, the distribution fee was accrued at the annual rate of 0.10%.

4.    Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended June 30, 2003 aggregated $721,153,153 and $702,894,000, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2003, the Fund had transfer agent fees and expenses payable of approximately $2,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,589. At June 30, 2003, the Fund had an accrued pension liability of $58,087 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley Tax-Free Daily Income Trust

Notes to Financial Statements June 30, 2003 (unaudited) continued

5.    Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	FOR THE SIX MONTHS ENDED JUNE 30, 2003	FOR THE YEAR ENDED DECEMBER 31, 2002
	(unaudited)
Shares sold	617,443,427	1,178,176,434
Shares issued in reinvestment of dividends	1,304,444	4,505,349
	618,747,871	1,182,681,783
Shares redeemed	(617,026,431)	(1,206,368,846)
Net increase (decrease) in shares outstanding	1,721,440	(23,687,063)

6.    Federal Income Tax Status

At December 31, 2002, the Fund had a net capital loss carryover of approximately $1,700 which will be available through December 31, 2008 to offset future capital gains to the extent provided by regulations.

7.    Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

Morgan Stanley Tax-Free Daily Income Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED JUNE 30, 2003		FOR THE YEAR ENDED DECEMBER 31,
			2002	2001		2000	1999		1998
	(unaudited	)
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Net income from investment operations	0.002		0.008	0.021		0.033	0.025		0.028
Less dividends from net investment income	(0.002)		(0.008)	(0.021)		(0.033)	(0.025)		(0.028)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Total Return	0.23	% (1)	0.78%	2.13%		3.38%	2.53%		2.80%
Ratios to Average Net Assets:
Expenses	0.68	% (2)(3)	0.68%	0.68	% (3)	0.69%	0.73	% (3)	0.72	% (3)
Net investment income	0.46	% (2)	0.78%	2.10%		3.35%	2.49%		2.75%
Supplemental Data:
Net assets, end of period, in thousands	$541,948		$540,227	$563,914		$573,881	$480,121		$498,072

(1)	Not annualized.
(2)	Annualized.
(3)	Does not reflect the effect of expense offset of 0.01%.

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2003 Morgan Stanley

37955rpt-11779G03-AP-7/03	TAX-FREE MONEY MARKET
Morgan Stanley Tax-Free Daily Income Trust Semiannual Report June 30, 2003

Item 9 - Controls and Procedures

     The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 10b Exhibits
A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 2 - 8 and Item 10a are not applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Tax-Free Daily Income Trust
Ronald E. Robison
Principal Executive Officer
August 19, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
August 19, 2003

Francis Smith
Principal Financial Officer
August 19, 2003

                                       2

                                                                      EXHIBIT B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

     1.   I have reviewed this report on Form N-CSR of Morgan Stanley Tax-Free
          Daily Income Trust,

     2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3.   Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

     4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

     a)   designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b)   evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

     c)   presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

                                       3

     5.   The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a)   all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

     b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

     6.   The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: August 19, 2003

                                                   Ronald E. Robison

                                                   Principal Executive Officer

                                       4

                                                                      EXHIBIT B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

     1.   I have reviewed this report on Form N-CSR of Morgan Stanley Tax-Free
          Daily Income Trust;

     2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3.   Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

     4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

     (i)  designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (ii) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

    (iii) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

     5.   The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       5

     a)   all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

     b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

     6.   The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: August 19, 2003

                                              Francis Smith

                                              Principal Financial Officer

                                       6

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Tax-Free Daily Income Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended June 30, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: August 19, 2003                                   Ronald E. Robison
                                                   Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Tax-Free Daily Income Trust will be retained by
Morgan Stanley Tax-Free Daily Income Trust and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Tax-Free Daily Income Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended June 30, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: August 19, 2003                                   Francis Smith
                                                 Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Tax-Free Daily Income Trust and will be retained by
Morgan Stanley Tax-Free Daily Income Trust and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       8